SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Significant estimates include the valuation of the investments in portfolio companies and deferred tax asset valuation allowances.  Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

REVENUE RECOGNITION

The Company's current source of revenue is from management fees from both affiliated companies and non-affiliated companies.  Our revenue recognition policy provides that revenue is generally realized or realizable and earned when all of the following criteria have been met:
•	Persuasive evidence of an arrangement exists;
•	Delivery has occurred or services have been rendered;
•	The seller's price to the buyer is fixed or determinable; and
•	Collectability is reasonably assured.
We may collect revenue in both cash and in the equity securities of the company to whom we are providing services.  Typically when we are paid cash for services, it is based on a monthly fee and is recorded when earned.  When we receive equity securities for our management services, we generally receive the securities in advance for our services to be earned over the life of the contract, generally one year.  We value these securities and defer recognition of the revenue over the life of the management contract.

The fair value of the equity instruments received was determined based upon the stock prices as of the date we reached an agreement with the third party.  The terms of the securities are not subject to adjustment after the measurement date.

MARKETABLE EQUITY SECURITIES

Trading securities
The Company's investment in marketable equity securities are carried at fair value and are classified as current assets in the consolidated balance sheets.  Unrealized gains and losses, net of tax, are reported in the statement of operations as unrealized gain (loss) on marketable equity securities.  Gains and losses are reported in the consolidated statements of operations when realized, based on the disposition of specifically identified investments, using a first-in, first-out method.

Available-for-sale securities
The Company’s investments in marketable equity securities which are classified as available-for-sale are carried at fair value.  Investments available for current operations are classified in the consolidated balance sheets as current assets; investments held for long-term purposes are classified as non-current assets.  Unrealized gains and losses, net of tax, are reported in other comprehensive income as a separate component of stockholders’ equity.  Gains and losses are reported in the consolidated statements of operations when realized, determined based on the disposition of specifically identified investments, using a first-in, first-out method.

Investments identified by the Company as being potentially impaired are subject to further analysis to determine if the impairment is other than temporary.  Other than temporary declines in market value from original costs are charged to investment and other income, net, in the period in which the loss occurs.  In determining whether investment holdings are other than temporarily impaired, the Company considers the nature, cause, severity and duration of the impairment.

OTHER INVESTMENTS

Investments in which the Company has the ability to exercise significant influence and that, in general, are at least 20 percent owned are stated at cost plus equity in undistributed net earnings (loss), less distributions received.  The Company also has equity investments in which it owns less than 20% which are stated at cost.  An impairment loss would be recorded whenever a decline in the value of an equity investment or cost investment is below its carrying amount and is determined to be other than temporary.  In judging “other than temporary,” the Company considers the length of time and extent to which the fair value of the investment has been less than the carrying amount of the investment, the near-term and long-term operating and financial prospects of the investee, and the Company’s long-term intent of retaining the investment in the investee.

FAIR VALUE MEASUREMENTS

For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date.  In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions.  Preference is given to observable inputs.  These two types of inputs create the following fair value hierarchy:

Level 1	Quoted prices for identical instruments in active markets.
Level 2
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3	Significant inputs to the valuation model are unobservable.

We maintain policies and procedures to value instruments using the best and most relevant data available.  Our investment committee reviews and approves all investment valuations.

Our available-for-sale equity securities are all valued using Level 1 inputs or Level 2 inputs.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company is required to disclose fair value information about financial instruments when it is practicable to estimate that value.  The carrying amounts of the Company’s cash, accounts receivable, accounts payable, convertible notes payable and notes payable approximate their estimated fair value due to the short-term maturities of these financial instruments and because related interest rates offered to the Company approximate current rates.

FIXED ASSETS

Fixed assets are stated at cost, less accumulated depreciation.  Depreciation is recorded using the straight-line method over the estimated useful lives of the respective assets (generally five and seven years).  The carrying amount of all long-lived assets is evaluated periodically to determine if adjustment to the depreciation and amortization period or the unamortized balance is warranted.  Based upon its most recent analysis, the Company believes that no impairment of property and equipment exists at December 31, 2010 and 2009.  Maintenance and repairs are charged to operations when incurred.  Betterments and renewals are capitalized.  When property and equipment are sold or otherwise disposed of, the asset account and related accumulated depreciation account are relieved, and any gain or loss is included in operations.

INCOME TAXES

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.  The Company has provided a valuation allowance for the full amount of the deferred tax assets.

As of December 31, 2010 and 2009 the Company had no accrued interest or penalties relating to any tax obligations.  The Company currently has no federal or state examinations in progress, nor has it had any federal or state tax examinations since its inception.  The last three years of the Company's tax years are subject to federal and state tax examination.

STOCK-BASED COMPENSATION

The compensation cost relating to share-based payment transactions (including the cost of all employee stock options) is required to be recognized in the financial statements.  That cost is measured based on the estimated fair value of the equity or liability instruments issued. A wide range of share-based compensation arrangements including share options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans are included.  The Company’s financial statements would include an expense for all share-based compensation arrangements granted on or after January 1, 2006 and for any such arrangements that are modified, cancelled or repurchased after that date based on the grant-date estimated fair value.

As of December 31, 2010 and 2009, there were no options outstanding.

EARNINGS (LOSS) PER COMMON SHARE

The Company is required to report both basic earnings per share, which is based on the weighted-average number of common shares outstanding, and diluted earnings per share, which is based on the weighted-average number of common shares outstanding plus all potentially dilutive shares outstanding.  At December 31, 2010 and 2009, there are no potentially dilutive shares outstanding.  Accordingly, no common stock equivalents are included in the earnings (loss) per share calculations and basic and diluted earnings per share are the same for all periods presented.

COMPREHENSIVE INCOME

Standards for reporting and displaying comprehensive income and its components (revenues, expenses, gains and losses) in a full set of general-purpose financial statements requires that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. We are required to (a) classify items of other comprehensive income by their nature in financial statements, and (b) display the accumulated balance of other comprehensive income separately in the equity section of the balance sheet for all periods presented.

CONCENTRATION OF CREDIT RISK

Cash is maintained at financial institutions, which at times, may exceed the FDIC insurance limit.

RECLASSIFICATIONS

Certain reclassifications have been made in the financial statements at December 31, 2009 and for the periods then ended to conform to the December 31, 2010 presentation.  The reclassifications had no effect on net loss.

RECENT ACCOUNTING PRONOUNCEMENTS

There are several new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) which are not yet effective.  Each of these pronouncements, as applicable, has been or will be adopted by the Company.  At March 23, 2011, none of these pronouncements is expected to have a material effect on the financial position, results of operations or cash flows of the Company.